Net Loss per Share - Schedule of Basic and Diluted Net Loss per Share (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (4,845)	$ (13,381)	$ (10,454)	$ (8,682)	$ (18,226)	$ (19,136)	$ (39,503)	$ (57,487)
Denominator:
Weighted average common shares outstanding, basic	10,847,734		10,195,608		10,800,473	10,194,474	10,283,172	2,354,143
Weighted average common shares outstanding, diluted	10,847,734		10,195,608		10,800,473	10,194,474	10,283,172	2,354,143
Net loss per share, basic	$ (0.45)		$ (1.03)		$ (1.69)	$ (1.88)	$ (3.84)	$ (21.57)
Net loss per share, diluted	$ (0.45)		$ (1.03)		$ (1.69)	$ (1.88)	$ (3.84)	$ (21.57)
Class B Preferred Units [Member]
Numerator:
Gain on extinguishment of Class B preferred units							$ 0	$ 6,697